Annual Total Returns - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - FidelityTax-ExemptMoneyMarketFund-PremiumPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Premium Class
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Annual Return 2016	0.24%
Annual Return 2017	0.58%
Annual Return 2018	1.17%
Annual Return 2019	1.31%
Annual Return 2020	0.40%
Annual Return 2021	0.07%
Annual Return 2022	0.95%
Annual Return 2023	3.11%